Class A Ordinary Share Subject to Possible Redemption (Details)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Vote $ / shares shares	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 $ / shares shares
Temporary Equity [Line Items]
Gross proceeds				$ 414,000,000
Fair value of public warrants at issuance				(14,076,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption				(22,759,327)
Accretion of carrying value to redemption value	$ 545,708	$ 36,835,328		36,835,327
Class A common stock subject to possible redemption	$ 414,545,708		$ 414,545,708	$ 414,000,000
Increase in redemption value of Class A ordinary shares subject to redemption			$ 545,708
Class A Common Stock
Temporary Equity [Line Items]
Common shares, shares authorized (in shares) | shares	500,000,000		500,000,000	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share	1		1	1
Class A Common Stock Subject to Redemption
Temporary Equity [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding | shares	41,400,000		41,400,000	41,400,000	0